GENERAL (Narrative) (Details) $ / shares in Units, $ / shares in Units, ₪ in Thousands, $ in Thousands										1 Months Ended						3 Months Ended				4 Months Ended	6 Months Ended		12 Months Ended
	Feb. 13, 2024	May 08, 2023 CAD ($)	May 08, 2023 USD ($) $ / shares shares	Mar. 28, 2023 CAD ($)	Mar. 08, 2023	Feb. 13, 2023 CAD ($)	Apr. 06, 2022 CAD ($)	Dec. 01, 2021 CAD ($)	Dec. 01, 2021 ILS (₪)	May 28, 2024 CAD ($)	May 26, 2024 CAD ($) $ / shares	Feb. 28, 2024 USD ($)	Nov. 30, 2023	Nov. 17, 2023 CAD ($)	Nov. 29, 2022 CAD ($) shares	Jun. 30, 2024 CAD ($) shares	Jun. 30, 2023 CAD ($)	Mar. 31, 2023 CAD ($)	Mar. 31, 2023 ILS (₪)	Apr. 17, 2024 CAD ($)	Jun. 30, 2024 CAD ($) shares	Jun. 30, 2023 CAD ($)	Dec. 31, 2023 CAD ($) shares	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Jul. 12, 2024 shares	Apr. 16, 2024 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 01, 2021 ILS (₪)
Disclosure of subsidiaries [line items]
Number of shares issued | shares																13,394,136					13,394,136		13,394,136			2,232,357
Borrowings															$ 611,000
Proceeds from issuing shares																					$ 0	$ 1,688,000
Cash and cash equivalents																$ 700,000	$ 1,321,000				700,000	1,321,000	$ 1,813,000					$ 2,449,000
Operating loss																2,869,000	$ 1,752,000				8,499,000	$ 5,368,000
Tax on premiums, tax on insurance																								$ 73,000	$ 199,000
Tax on premiums, arrears of interest																								2,000	36,000
Tax on premiums, penalty on failure																								$ 500	$ 8,000
Retained earnings																(258,478,000)					$ (258,478,000)		(249,145,000)
Shareholders Percentage Held	12.00%
Percentage of common shares															51.00%
Number of loans to convertible shares | shares															1,040
Plaintiffs Claiming Damages Amount														$ 15,000,000
Amount of aggravated exemplary and punitive damages														$ 1,000,000
Kadimastem Ltd [Member]
Disclosure of subsidiaries [line items]
Borrowings, interest rate												9.00%
Borrowings, interest rate basis										9
Borrowings												$ 650,000
Shareholders Percentage Held	88.00%
Amount of signing of loan agreement												300,000
Amount of execution of definitive agreement												$ 350,000
termination loan										$ 300,000,000
Imc Holdings Ltd [Member]
Disclosure of subsidiaries [line items]
Percentage Of Exercise Option Purchase													74.00%								74.00%
Non Brokered Private Placement [Member]
Disclosure of subsidiaries [line items]
Proceeds from issue of bonds, notes and debentures											$ 2,092,000
Debenture Conversion Price Per Share | $ / shares											$ 0.85
L5 Capital [Member]
Disclosure of subsidiaries [line items]
Outstanding indebtedness settled		$ 838,776,000	$ 615,615
Number of shares issued | shares			492,492
Par value per share | $ / shares			$ 1.25
Description of unit		Each Unit consists of one Common Share of the Company and one Common Share purchase Warrant. Each Warrant entitles L5 Capital to purchase one additional Common Share at an exercise price of US$1.50 per Common Share for a period of 36 months from the date of issuance.	Each Unit consists of one Common Share of the Company and one Common Share purchase Warrant. Each Warrant entitles L5 Capital to purchase one additional Common Share at an exercise price of US$1.50 per Common Share for a period of 36 months from the date of issuance.
Revolving Credit Facility [Member]
Disclosure of subsidiaries [line items]
Aggregate consideration																				$ 1,095,000
Borrowings, interest rate basis																				15
Revolving Credit Facility [Member] | Imc Holdings Ltd [Member]
Disclosure of subsidiaries [line items]
Aggregate consideration																				$ 660,000
Borrowings, interest rate basis																				17
Sde Avraham Cultivation Facility [Member]
Disclosure of subsidiaries [line items]
Loss from disposal of investments							$ 4,383,000																$ 617,000
Workforce reduction description					The Company reduced its workforce in Israel across all functions (including executives).
Panaxia Transaction [Member]
Disclosure of subsidiaries [line items]
Fifth installment value						$ 262,000
Compensation amount						$ 95,000
Trichome Financial Corp. (“Trichome”) [Member]
Disclosure of subsidiaries [line items]
Aggregate consideration				$ 3,375,000
Tjac And Certain Mym Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Cash and cash equivalents																700,000					$ 700,000
Working capital of business acquisition																					(10,461,000)
Operating loss																					8,499,000
Net cash used in operating activities																					368,000
Retained earnings																$ (258,478,000)					$ (258,478,000)
Oranim Pharmacy [Member]
Disclosure of subsidiaries [line items]
Proceeds from issuing shares																		$ 700,000	₪ 1,500
Contingent consideration recognised as of acquisition date								$ 4,900,000																					₪ 11,900
Portion of consideration paid (received) consisting of cash and cash equivalents								$ 2,100,000	₪ 5,200									$ 2,100,000	₪ 5,200
New Amendment Description																					Through a new amendment signed January 10, 2024, all remaining unpaid installments has been postponed to April 15, 2024. All six installments (that remain unpaid) will incur a 15% interest charge. Failure to meet the remaining payments will result in the transfer of IMC Holdings Ltd. shares (51%) back to the seller, along with the revocation of the transaction.
Remaining Unpaid Installments Business Combinations																											$ 1,930,000
Percentage of voting equity interests acquired																											51.00%